Bonus Programs/Share-based payments - Long-Term Variable Award (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Number of Shares Held by the Trust

As of December 31, 2017 and 2016, the number of shares held by the trust associated with the Company’s share based payment plans is as follows:

	Number of Shares
	FEMSA UBD		KOFL
	2017	2016	2017	2016
Beginning balance	3,625,171	4,246,792	1,068,327	1,160,311

Shares acquired by the administrative trust to employees	1,311,599	2,375,196	344,770	695,487

Shares released from administrative trust to employees upon vesting	(1,991,561)	(2,996,817)	(477,198)	(787,471)

Forfeitures	—	—	—	—

Ending balance	2,945,209	3,625,171	935,899	1,068,327